John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 95.6%		$103,058,196
(Cost $96,738,358)
Australia 2.8%		3,041,813
Macquarie Group, Ltd.	13,604	1,778,196
Mirvac Group	681,871	1,263,617
Belgium 0.9%		1,005,175
Umicore SA	26,553	1,005,175
Brazil 1.5%		1,593,085
Itau Unibanco Holding SA, ADR	337,518	1,593,085
Canada 1.6%		1,768,721
Canadian Pacific Railway, Ltd.	24,772	1,768,721
Chile 1.1%		1,196,715
Sociedad Quimica y Minera de Chile SA, ADR	22,100	1,196,715
China 8.2%		8,800,715
Alibaba Group Holding, Ltd., ADR (A)	14,180	1,783,702
BYD Company, Ltd., H Shares	47,500	1,404,911
Ping An Insurance Group Company of China, Ltd., H Shares	248,800	1,974,433
Trip.com Group, Ltd., ADR (A)	51,076	1,359,132
Weichai Power Company, Ltd., H Shares	681,000	1,235,764
Xinyi Solar Holdings, Ltd.	650,000	1,042,773
Denmark 3.3%		3,602,260
Novo Nordisk A/S, B Shares	13,210	1,313,976
Orsted A/S (B)	10,302	1,097,627
Vestas Wind Systems A/S	44,000	1,190,657
Finland 1.5%		1,668,449
Sampo OYJ, A Shares	33,616	1,668,449
France 6.4%		6,926,724
AXA SA	99,779	3,160,083
Schneider Electric SE	14,366	2,433,522
Valeo	47,631	1,333,119
Germany 10.0%		10,793,812
adidas AG	6,650	1,824,866
BioNTech SE, ADR (A)	6,920	1,190,794
Deutsche Telekom AG	116,030	2,190,517
Infineon Technologies AG	41,408	1,719,572
SAP SE	19,197	2,408,465
Vonovia SE	25,627	1,459,598
Hong Kong 1.2%		1,342,477
China Traditional Chinese Medicine Holdings Company, Ltd.	2,302,000	1,342,477
India 1.7%		1,828,372
HDFC Bank, Ltd., ADR	26,641	1,828,372
Indonesia 2.4%		2,566,614
Bank Rakyat Indonesia Persero Tbk PT	9,017,197	2,566,614
Ireland 1.3%		1,377,341
Kerry Group PLC, Class A	2,284	287,777
Kerry Group PLC, Class A (London Stock Exchange)	8,685	1,089,564
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan 15.5%		$16,679,711
Daikin Industries, Ltd.	7,400	1,553,587
Eisai Company, Ltd.	13,700	686,165
Hoya Corp.	13,820	1,792,017
Kurita Water Industries, Ltd.	37,600	1,528,948
ORIX Corp.	129,100	2,662,962
Recruit Holdings Company, Ltd.	21,899	1,082,437
Shimano, Inc.	8,700	1,950,907
Shiseido Company, Ltd.	14,484	730,631
Sony Group Corp.	18,600	2,080,754
TDK Corp.	38,500	1,390,424
Yamaha Corp.	26,800	1,220,879
Netherlands 3.0%		3,226,167
ING Groep NV	218,146	3,226,167
Russia 1.0%		1,109,657
Yandex NV, Class A (A)	23,089	1,109,657
Singapore 2.5%		2,723,228
Oversea-Chinese Banking Corp., Ltd.	292,560	2,723,228
South Africa 1.5%		1,610,178
Naspers, Ltd., N Shares	9,961	1,610,178
South Korea 6.2%		6,667,783
LG Chem, Ltd.	3,699	1,982,888
LG Household & Health Care, Ltd.	1,193	970,444
SK Hynix, Inc.	22,428	2,321,474
SK Telecom Company, Ltd., ADR	53,086	1,392,977
Sweden 2.3%		2,444,514
Atlas Copco AB, B Shares	23,253	1,189,224
Essity AB, B Shares	44,529	1,255,290
Switzerland 2.9%		3,076,645
Roche Holding AG	7,950	3,076,645
Taiwan 5.3%		5,674,377
Delta Electronics, Inc.	159,000	1,568,606
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	33,481	4,105,771
Thailand 1.6%		1,671,547
Kasikornbank PCL	369,200	1,671,547
United Kingdom 9.9%		10,662,116
Barratt Developments PLC	214,320	1,782,508
Croda International PLC	11,078	1,196,402
Dechra Pharmaceuticals PLC	17,997	1,010,874
DS Smith PLC	280,810	1,434,083
Ferguson PLC	13,072	2,056,102
Spirax-Sarco Engineering PLC	5,532	997,175
Unilever PLC (Euronext Amsterdam Exchange)	42,778	2,184,972

Total investments (Cost $96,738,358) 95.6%	$103,058,196
Other assets and liabilities, net 4.4%	4,688,103
Total net assets 100.0%	$107,746,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
Financials	23.0%
Consumer discretionary	15.2%
Industrials	13.9%
Information technology	13.6%
Health care	9.7%
Materials	6.2%
Consumer staples	6.1%
Communication services	4.3%
Real estate	2.6%
Utilities	1.0%
Other assets and liabilities, net	4.4%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$3,041,813	—	$3,041,813	—
Belgium	1,005,175	—	1,005,175	—
Brazil	1,593,085	$1,593,085	—	—
Canada	1,768,721	1,768,721	—	—
Chile	1,196,715	1,196,715	—	—
China	8,800,715	3,142,834	5,657,881	—
Denmark	3,602,260	—	3,602,260	—
Finland	1,668,449	—	1,668,449	—
France	6,926,724	—	6,926,724	—
Germany	10,793,812	1,190,794	9,603,018	—
Hong Kong	1,342,477	—	1,342,477	—
India	1,828,372	1,828,372	—	—
Indonesia	2,566,614	—	2,566,614	—
Ireland	1,377,341	—	1,377,341	—
Japan	16,679,711	—	16,679,711	—
Netherlands	3,226,167	—	3,226,167	—
Russia	1,109,657	1,109,657	—	—
Singapore	2,723,228	—	2,723,228	—
South Africa	1,610,178	—	1,610,178	—
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	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
South Korea	$6,667,783	$1,392,977	$5,274,806	—
Sweden	2,444,514	—	2,444,514	—
Switzerland	3,076,645	—	3,076,645	—
Taiwan	5,674,377	4,105,771	1,568,606	—
Thailand	1,671,547	—	1,671,547	—
United Kingdom	10,662,116	—	10,662,116	—
Total investments in securities	$103,058,196	$17,328,926	$85,729,270	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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